Reinsurance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Ceded Credit Risk [Line Items]
Net ceded reinsurance recoverables	$ 14,128.4	$ 1,186.3
Reinsurance deposit receivable	7,900.9
Reinsurer Concentration Risk | Net ceded reinsurance recoverables | Five largest ceded reinsurers
Ceded Credit Risk [Line Items]
Net ceded reinsurance recoverables	$ 13,660.1	$ 578.0
Concentration risk percentage	99.70%	95.50%
Number of largest ceded reinsurers | item	5	5